SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
Schedule of reconciliation of differences in Income tax system

In order to facilitate comparison, some minor reclassifications have been made to the consolidated financial statements for the previous year.

(a)	Accounting pronouncements with implementation effective from January 1, 2018:

	Date of issue	Mandatory application: exercises started at from
(i) Rules and amendments

IFRS 9: Financial instruments.	December 2009	01/01/2018

Amendment to IFRS 9: Financial instruments.	November 2013	01/01/2018

IFRS 15: Revenue from ordinary activities from contracts with customers.	May 2014	01/01/2018

Amendment to IFRS 15: Revenue from ordinary activities from contracts with customers.	April 2016	01/01/2018

Amendment to IFRS 2: Share-based payments	June 2016	01/01/2018

Amendment to IFRS 4: Insurance contract	September 2016	01/01/2018

Amendment to IAS 40: Investment property	December 2016	01/01/2018

(ii) Improvements

Improvements to the International Financial Reporting Standards (cycle 2014-2016) IFRS 1: Adoption for the first time of international financial reporting standards and IAS 28 Investments in associates and joint ventures.

	December 2016	01/01/2018
(iii) Interpretations

IFRIC 22: Transactions in foreign currency and anticipated consideration	December 2016	01/01/2018

(b)          Accounting pronouncements not yet in force for financial years beginning on January 1, 2018 and which has not been effected early adoption

(i) Rules and amendments	Date of issue	Mandatory application: exercises started at from

IFRS 16: Leases	January 2016	January 1, 2019

Amendment to IFRS 9: Financial Instruments	October 2017	January 1, 2019

Amendment to IAS 28: Investments in associates and joint ventures	October 2017	January 1, 2019

IFRS 17: Insurance contracts	May 2017	January 1, 2021

Amendment to IFRS 10: Consolidated financial statements and IAS 28 Investments in associates and joint ventures.	September 2014	To be determined

Amendment to IAS 19: Benefits to employees	February 2018	January 1, 2019

	Date of issue	Mandatory application: exercises started at from

Amendment to IFRS 3: Business combination	October 2018	January 1, 2020

Amendment to IAS 1: Presentation of financial statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors	October 2018	January 1, 2020

(ii) Improvements

Improvements to International Financial Reporting Standards (cycle 2015-2017) IFRS 3: Business combination; IAS 12: Income tax; IFRS 11: Joint agreements and IAS 23 Costs for loans.	December 2017	January 1, 2019

(iii) Interpretations

IFRIC 23: Uncertain tax positions	June 2017	January 1, 2019

Schedule of impacts of the adoption of IFRS

The impacts of the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from ordinary contracts with customers are as follows:

Consolidated statement of financial position (extract)

		As of	Adoption				As of
		December 31,	effect				January 1
	Note	2017	IFRS 9		IFRS 15		2018
		ThUS$	ThUS$		ThUS$		ThUS$
Current assets
Other non-financial assets, current	7 - 12	221,188	-		54,361	(4)	275,549
Trade debtors and other accounts receivable, current	7 - 8	1,214,050	(11,105	)(1)	-		1,202,945

Non-current assets
Deferred tax assets		364,021	89	(2)	6,005	(7)	370,115

Current liabilities
Accounts payable commercial and other Debts to pay	7 - 20	1,695,202	-		(22,192	)(5)	1,673,010
Other non-financial liabilities, current	22	2,823,963	-		77,640	(6)	2,901,603

Non-current liabilities
Deferred tax liability	18	949,697	(1,021	)(2)	4,472	(5)	953,148

Equity
Accumulated earnings	25	475,118	(9,995	)(3)	446	(8)	465,569

- Effects of adopting IFRS 9

(1)	Expected credit losses: The Company modified the calculation of the impairment provision to comply with the expected credit loss model, established in IFRS 9 Financial Instruments, which replaces the current loss impairment model incurred. To the calculate porcentage of credit losses, a risk matrix was used, grouping the portfolio, according to similar characteristics of risk and maturity. This change resulted in the recognition of an increase in the provision for impairment losses of US $ (11.1) million.

(2) Deferred tax adjustments originated by the application of IFRS 9.

(3) Net effect on accumulated results of the adjustments indicated above.

(4) Contract costs: The Company has capitalized the costs related to the revenues from air transport of passengers, corresponding to: the commissions charged by the credit card administrators for US$ 22.0 million and the air ticket booking services through the system general distribution (GDS) for US$ 15.6 million. Additionally, there is a reclassification of commissions from travel agencies for US$ 16.8 million, which previously were presented, according IAS 18, net of the liability to fly in other non-financial liabilities.

(5) Contract liabilities: The Company has adjusted certain concepts that were recorded as obligations with suppliers and customers, which must now be treated as contract liabilities; therefore they must be deferred until the benefit of the service have been rendered. These concepts are mainly related to the ground transportation service for US $ 15.6 million and traveler's checks for US $ 6.6 million.

(6) Performance Obligations: The Company analyzed the moment in which the performance obligations identified in the contracts with customers must be recognized in the consolidated result. During this analysis, some concepts were identified which must be deferred until the moment of service provision, mainly related to land transportation services, charges for modifications to the initial contract in the sale of tickets and redeem of some products associated with loyalty programs for US$ 60.8 million. Additionally, there is the reclassification detailed in numeral (4) for US$ 16.8 million.

(7) Deferred tax adjustments originated by the application of IFRS 15.

(8) Net effect on accumulated results of the adjustments indicated above.

Schedule of impairment losses provision

As of January 1, 2018, the calculation of the impairment losses provision are as follows:

	Portfolio maturity
			Up to	Up to	More than
		Up to	91 to	181 to	360
	Up to date	90 days	180 days	360 days	days	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Expected loss rate	1%	21%	46%	67%	94%	8%
Gross book value	1,046,909	36,241	12,001	14,623	66,022	1,175,796
Impairment provision	(13,570)	(7,774)	(5,499)	(9,803)	(61,787)	(98,433)

Schedule of analyzed business models and classified financial assets and liabilities

The Company analyzed the business models and classified its financial assets and liabilities according to the following:

	Classification IAS 39				Classification IFRS 9
	Loans	Hedge	Held	Initial as fair value		At fair value
	and	and	for	through profit	Cost	with changes
Assets	receivables	derivatives	traiding	and loss	amortized	in results	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of December 31, 2017	2,446,864	62,867	1,915	501,890	-	-	3,013,536

Cash and cash equivalents	(1,112,346)	-	-	(29,658)	1,112,346	29,658	-
Other financial assets, current	(23,918)	-	(1,421)	(472,232)	23,918	473,653	-
Trade debtors and other accounts receivable, current	(1,214,050)	-	-	-	1,214,050	-	-
Accounts receivable from entities related, current	(2,582)	-	-	-	2,582	-	-
Other financial assets, non-current	(87,077)	-	(494)	-	87,077	494	-
Accounts receivable, non-current	(6,891)	-	-	-	6,891	-	-

Balance as of January 1, 2018	-	62,867	-	-	2,446,864	503,805	3,013,536

	Classification IAS 39		Classification IFRS 9
	Others	Held
	financial	hedge	Cost
Liabilities	liabilities	derivatives	amortized	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Balance as of December 31, 2017	10,086,434	14,817	-	10,101,251

Other current financial liabilities	(1,288,749)	-	1,288,749	-
Trade accounts payable and other accounts payable, current	(1,695,202)	-	1,695,202	-
Accounts payable to related entities, current	(760)	-	760	-
Other financial liabilities, not current	(6,602,891)	-	6,602,891	-
Accounts payable, not current	(498,832)	-	498,832	-
Balance as of January 1, 2018	-	14,817	10,086,434	10,101,251

Schedule of effects of changes recognized in the application of IFRS

The effects of the changes recognized in the application of IFRS 15 in the year 2018 in the consolidated income statement are presented below:

		For the year ended December 31, 2018
Reconciliation Revenue			Adjustments for reconciliation
		Results		Deferred		Results
		under	Contract	revenues		under
	Note	IFRS 15	costs (4)	recognition [(5), (6)]	Reclassifications	IAS 18
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	26	9,895,456	-	48,561	31,501	9,975,518
Cost of sales		(7,962,843)	-	(34,986)	-	(7,997,829)
Gross margin		1,932,613	-	13,575	31,501	1,977,689

Other income	28	472,758	-	-	42,563	515,321
Distribution costs		(619,200)	(43)	-	(20,003)	(639,246)
Administrative expenses		(721,270)	(806)	-	(54,061)	(776,137)
Other expenses		(359,781)	-	-	-	(359,781)
Other gains/(losses)		53,499	-	-	-	53,499
Income from operation activities		758,619	(849)	13,575	-	771,345

Financial income		53,253	-	-	-	53,253
Financial costs	27	(356,269)	-	-	-	(356,269)
Foreign exchange gains/(losses)	29	(157,708)	-	-	-	(157,708)
Result of indexation units		(865)	-	-	-	(865)

Income (loss) before taxes		297,030	(849)	13,575	-	309,756
Income (loss) tax expense / benefit	18	(88,456)	(23)	(1,030)	-	(89,509)
NET INCOME (LOSS) FOR THE PERIOD		208,574	(872)	12,545	-	220,247
Income (loss) attributable to owners of the parent		176,822	(872)	12,545	-	188,495
Income (loss) attributable to non-controlling interest	14	31,752	-	-	-	31,752
Net income (loss) for the year		208,574	(872)	12,545	-	220,247

(4) Contract costs: The Company has capitalized the costs related to the revenues from air transport of passengers, corresponding to: the commissions charged by the credit card administrators for US$ 22.0 million and the air ticket booking services through the system general distribution (GDS) for US$ 15.6 million. Additionally, there is a reclassification of commissions from travel agencies for US$ 16.8 million, which previously were presented, according IAS 18, net of the liability to fly in other non-financial liabilities.

(5) Contract liabilities: The Company has adjusted certain concepts that were recorded as obligations with suppliers and customers, which must now be treated as contract liabilities; therefore they must be deferred until the benefit of the service have been rendered. These concepts are mainly related to the ground transportation service for US $ 15.6 million and traveler's checks for US $ 6.6 million.

(6) Performance Obligations: The Company analyzed the moment in which the performance obligations identified in the contracts with customers must be recognized in the consolidated result. During this analysis, some concepts were identified which must be deferred until the moment of service provision, mainly related to land transportation services, charges for modifications to the initial contract in the sale of tickets and redeem of some products associated with loyalty programs for US$ 60.8 million. Additionally, there is the reclassification detailed in numeral (4) for US$ 16.8 million.